Fair value measurements - Liabilities measured at fair value (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current portion of contingent consideration	$ 13,220
Long-term contingent consideration, less current portion	30,421
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap	292	$ 1,602
Current portion of contingent consideration	13,220	0
Long-term contingent consideration, less current portion	30,421	0
Management incentive plan and liability-classified awardsManagement incentive plan and liability-classified awards	0	40,303
Equity Participation Right	0	6,101
Total liabilities	43,933	48,006
Fair Value, Recurring | Bio Ventus LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap		1,602
Management incentive plan and liability-classified awardsManagement incentive plan and liability-classified awards		40,303
Equity Participation Right		6,101
Total liabilities		48,006
Fair Value, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap	292	1,602
Current portion of contingent consideration	0	0
Long-term contingent consideration, less current portion	0	0
Management incentive plan and liability-classified awardsManagement incentive plan and liability-classified awards	0	0
Equity Participation Right	0	0
Total liabilities	292	1,602
Fair Value, Recurring | Fair Value, Inputs, Level 2 | Bio Ventus LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap		1,602
Management incentive plan and liability-classified awardsManagement incentive plan and liability-classified awards		0
Equity Participation Right		0
Total liabilities		1,602
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap	0	0
Current portion of contingent consideration	13,220	0
Long-term contingent consideration, less current portion	30,421	0
Management incentive plan and liability-classified awardsManagement incentive plan and liability-classified awards	0	40,303
Equity Participation Right	0	6,101
Total liabilities	$ 43,641	46,404
Fair Value, Recurring | Fair Value, Inputs, Level 3 | Bio Ventus LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap		0	$ 0
Management incentive plan and liability-classified awardsManagement incentive plan and liability-classified awards		40,303	40,802
Equity Participation Right		6,101	5,457
Total liabilities		$ 46,404	$ 46,259